ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	$ (54,163)				$ (55,142)					$ (219,561)	$ (224,189)	$ (232,448)
Other income	13,646				16,040					66,138	71,187	75,250
Income before taxes	93,603				88,440					329,693	319,587	247,547
Income tax (benefit) provision	(29,743)	(24,328)	(30,423)	(30,484)	(30,877)	(28,290)	(30,259)	(28,252)	(31,252)	(116,112)	(118,053)	(85,067)
Net income	63,860				57,563					213,581	201,534	162,480
Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items	(177)
Amortization of defined benefit pension items | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Income before taxes	(177)
Income tax (benefit) provision	64
Net income	(113)
Unrealized gains on retained interests | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Other income	941
Income before taxes	941
Income tax (benefit) provision	(355)
Net income	586
Unrealized losses on derivatives | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	(1,556)
Income before taxes	(1,556)
Income tax (benefit) provision	553
Net income	$ (1,003)